Summary of Significant Accounting Policies (Tables) (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Schedule of Foreign Currency Translation

Translation of amounts from the local currency, Australia Dollar (“AU$”) of the Company into US$1.00 has been made at the following exchange rates for the respective years:

	December 31, 2020	June 30, 2020
Year-end USD : AU$ exchange rate	1.297	1.460

	July 1, 2020 to December 31, 2020	July 1, 2020 to June 30, 2020

Yearly average USD : AU$ exchange rate	1.367	1.490

Translation of amounts from the local currency, Australia Dollar (“AU$”) of the Company into US$1.00 has been made at the following exchange rates for the respective years:

	June 30, 2020	June 30, 2019
Year-end USD : AU$ exchange rate	1.460	1.426

	July 1, 2020 to June 30, 2020	July 1, 2019 to June 30, 2019
Yearly average USD : AU$ exchange rate	1.490	1.398

Schedule of Depreciation Rate of Property, Plant and Equipment	The depreciation rates of the property, plant and equipment are as follows:
Building	2.2%
Leasehold improvements	2.5%
Plant and equipment	13.0%
Furniture and fittings	10.0% to 30.0%
The depreciation rates of the property, plant and equipment are as follows:
Building	2.2%
Leasehold improvements	2.5%
Plant and equipment	13.0%
Furniture and fittings	10.0% to 30.0%